Commitments - Schedule of Commitments (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 1,208
2018
Disclosure Of Commitments [Line Items]
Rent of office spaces	267
Later Than 1 Year and Not Later Than 5 Years
Disclosure Of Commitments [Line Items]
Rent of office spaces	686
Later Than 5 Years
Disclosure Of Commitments [Line Items]
Rent of office spaces	$ 255